STOCK-BASED COMPENSATION - Narrative (Q3) (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration period (in years)			10 years		10 years
Award vesting period (in years)			3 years		3 years
Share-based payment arrangement, expense	$ 21	$ 18	$ 56	$ 40	$ 52	$ 44	$ 34
Share-based payment arrangement, cash used to settle award	5	$ 2	2	$ 2
Unrecognized compensation costs	$ 107		107		$ 62
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Deferred share-based compensation expense			$ 14
Cost not yet recognized, period for recognition			1 year 6 months
Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Cost not yet recognized, period for recognition			2 years 2 months 12 days		2 years 6 months
Stock Appreciation Rights (SARs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based awards granted (in dollars per shares)			$ 4.36
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award requisite service period (in years)			3 years		3 years